Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Capital
CET1 capital	$ 63,054	$ 62,184
Tier 1 capital	68,709	67,861
Total capital	78,220	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios
Credit risk	428,067	417,835
Market risk	28,415	28,917
Operational risk	67,243	66,104
Total RWA	$ 523,725	$ 512,856
Capital ratios and Leverage ratio
CET1 ratio	12.00%	12.10%
Tier 1 capital ratio	13.10%	13.20%
Total capital ratio	14.90%	15.20%
Leverage ratio	4.20%	4.30%
Leverage ratio exposure (billions)	$ 1,630,000	$ 1,570,000